International Socially Responsible Fund
International Socially Responsible Fund

VALIC Company I

International Socially Responsible Fund

(the “Fund”)

Supplement dated October 15, 2019, to the Fund’s Summary Prospectus and Prospectus

dated October 1, 2019, as supplemented and amended to date

Average Annual Total Returns (For the periods ended December 31, 2018)

Effective immediately, the “Average Annual Total Returns” table in the section entitled “Fund Summary: International Socially Responsible Fund – Performance Information,” is deleted and replaced with the following:

Average Annual Returns - International Socially Responsible Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
International Socially Responsible Fund		(8.45%)	5.27%	10.47%
MSCI EAFE Index (net)	[1]	(13.79%)	0.53%	6.32%
MSCI World Index (net)	[1]	(8.71%)	4.56%	9.67%
[1]	Effective June 4, 2019, the Fund changed the benchmark against which it measures its performance from the MSCI World Index (net) to the MSCI EAFE Index (net). Fund management believes that the MSCI EAFE Index (net) is more representative of the securities in which the Fund invests.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.